Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net income attributable to Weibo's shareholders	$ 130,848	$ 250,524	$ 312,586	$ 284,322
Denominator:
Weighted average ordinary shares outstanding (in shares)	227,936	226,535	228,185	226,728
Basic net income per share attributable to Weibo's shareholders (in dollars per share)	$ 0.57	$ 1.11	$ 1.37	$ 1.25
Numerator:
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$ 130,848	$ 250,524	$ 312,586	$ 284,322
Denominator:
Weighted average ordinary shares outstanding (in shares)	227,936	226,535	228,185	226,728
Shares used in computing diluted net income per share attributable to Weibo's shareholders	229,429	227,129	229,765	227,352
Diluted net income per share attributable to Weibo's shareholders	$ 0.57	$ 1.10	$ 1.36	$ 1.25
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	100	1,000	100	1,000
Denominator:
Effects of dilutive securities (in shares)	1,500	600	1,600	600
Options
Denominator:
Effects of dilutive securities (in shares)	82	76	85	73
Restricted share units
Denominator:
Effects of dilutive securities (in shares)	1,411	518	1,495	551
Convertible notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	6,800	6,800	6,800	6,800